Submission	Jul. 18, 2025
Submission [Line Items]
Central Index Key	0001653558
Registrant Name	Priority Technology Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES